Segment reporting	12 Months Ended
Dec. 31, 2020
Segment reporting
Segment reporting

22    Segment reporting

The Company’s operations are categorized into one industry segment, which is medical technology focused on magnetic resonance guided ablation procedures for the treatment of prostate disease, uterine fibroids and palliative pain treatment for patients with metastatic bone disease. The Company is managed geographically in Canada, Germany, USA and Finland.

For the year ended December 31, 2020:

	Canada	USA	Germany	Finland	Total
	$	$	$	$	$

Revenue
Product	4,763	—	1,470	—	6,233
Services	112	—	612	—	724
Pay per procedure	347	—	—	—	347
	5,222	—	2,082	—	7,304
Cost of sales	2,387	—	1,443	—	3,830
Gross profit	2,835	—	639	—	3,474

Operating expenses
Research and development	7,288	625	—	1,999	9,912
General and administrative	6,210	1,267	—	88	7,565
Selling and distribution	1,839	1,336	1,599	86	4,860
Total operating expenses	15,337	3,228	1,599	2,173	22,337

Operating loss	12,502	3,228	960	2,173	18,863
Net finance costs					2,714
Loss for the year before income taxes					21,577

For the year ended December 31, 2019:

	Canada	Germany	Finland	Total
	$	$	$	$

Revenue
Product	2,264	1,433	—	3,697
Services	161	316	—	477
	2,425	1,749	—	4,174
Cost of sales	904	880	—	1,784
Gross profit	1,521	869	—	2,390

Operating expenses
Research and development	7,315	—	2,082	9,397
General and administrative	5,508	—	285	5,793
Selling and distribution	544	1,385	175	2,104
Total operating expenses	13,367	1,385	2,542	17,294

Operating loss	11,846	516	2,542	14,904
Net finance costs				171
Loss for the year before income taxes				15,075

Other financial information by segment as at December 31, 2020:

	Canada	USA	Germany	Finland	Total
	$	$	$	$	$

Total assets	98,890	456	1,682	3,573	104,601
Goodwill and intangible assets	4,576	—	—	—	4,576
Property and equipment	859	—	—	—	859
Right-of-use assets	1,325	—	—	99	1,424
Amortization of intangible assets	881	—	—	—	881
Depreciation of property and equipment	236	—	—	116	352
Depreciation of right-of-use assets	212	—	—	93	305

Other financial information by segment as at December 31, 2019:

	Canada	Germany	Finland	Total
	$	$	$	$

Total assets	26,866	814	2,380	30,060
Goodwill and intangible assets	5,034	—	—	5,034
Property and equipment	436	—	91	527
Right-of-use assets	1,525	—	168	1,693
Amortization of intangible assets	856	—	—	856
Depreciation of property and equipment	194	—	200	394
Depreciation of right-of-use asset	188	—	73	261